Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

May 25, 2010

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Income Trust
(filing relates to Western Asset Emerging Markets Debt Portfolio and Western Asset
Global High Yield Bond Portfolio (collectively, the “Funds”))
(File Nos. 2-96408 and 811-4254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland business trust, we are hereby filing copies of the current drafts of the “Fee table,” “Example” and related footnotes to be included in the Funds’ prospectus. The Funds’ prospectus was included in Post-Effective Amendment No. 151 to the registration statement for the Trust (the “Amendment”), which was filed with the Commission on Form N-1A pursuant to Rule 485(a) under the Securities Act of 1933, as amended, on April 5, 2010.

We are filing copies of the draft “Fee table,” “Example” and related footnotes for the Funds in accordance with the Staff’s comments provided by Valerie Lithotomos in February 2008 in connection with Post-Effective Amendment No. 94 to the registration statement for the Trust.

The Amendment was filed in order to reflect the enhanced disclosure and new prospectus delivery option for registered open-end investment companies as set forth in Form N-1A, as amended. The Amendment is expected to be effective on June 28, 2010.

Please call Nancy Persechino at (202) 373-6185 or the undersigned at (617) 951-8460 with any comments or questions relating to the filing.

Sincerely,

/s/ Alisha Telci

Alisha Telci